Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2025
Registrant Name	dei_EntityRegistrantName	Virtus Opportunities Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jan. 28, 2026
Virtus Duff & Phelps Global Infrastructure Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGUAX
Virtus Duff & Phelps Global Infrastructure Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGIUX
Virtus Duff & Phelps Global Infrastructure Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGIRX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSAX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSCX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGISX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRGEX
Virtus Duff & Phelps Real Asset Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDPAX
Virtus Duff & Phelps Real Asset Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VADIX
Virtus Duff & Phelps Real Asset Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAABX
Virtus Duff & Phelps Real Estate Securities Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRAX
Virtus Duff & Phelps Real Estate Securities Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRCX
Virtus Duff & Phelps Real Estate Securities Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRIX
Virtus Duff & Phelps Real Estate Securities Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRREX
Virtus KAR Developing Markets Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDMAX
Virtus KAR Developing Markets Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIDMX
Virtus KAR Developing Markets Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDMRX
Virtus KAR Emerging Markets Small-Cap Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAESX
Virtus KAR Emerging Markets Small-Cap Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCESX
Virtus KAR Emerging Markets Small-Cap Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIESX
Virtus KAR Emerging Markets Small-Cap Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRESX
Virtus KAR International Small-Mid Cap Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISAX
Virtus KAR International Small-Mid Cap Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCISX
Virtus KAR International Small-Mid Cap Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIISX
Virtus KAR International Small-Mid Cap Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRISX
Virtus Newfleet Core Plus Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVAX
Virtus Newfleet Core Plus Bond Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVCX
Virtus Newfleet Core Plus Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVYX
Virtus Newfleet Core Plus Bond Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFRX
Virtus Newfleet High Yield Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHCHX
Virtus Newfleet High Yield Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHCIX
Virtus Newfleet High Yield Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRHYX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMZX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMZX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBIX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLDRX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAMFX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCMFX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMFIX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMFRX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NARAX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTCX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C1 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSTX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMSX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSSX
Virtus Newfleet Senior Floating Rate Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSFRX
Virtus Newfleet Senior Floating Rate Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFSRX
Virtus Newfleet Senior Floating Rate Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSFIX
Virtus Newfleet Senior Floating Rate Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRSFX
Virtus Seix Tax-Exempt Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HXBZX
Virtus Seix Tax-Exempt Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HXBIX
Virtus SGA Emerging Markets Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEMZX
Virtus SGA Emerging Markets Equity Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICEX
Virtus SGA Emerging Markets Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIEMX
Virtus SGA Emerging Markets Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VREMX